Other Reserves - Reconciliation of the Hedge Reserve (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Changes In hedge reserve
Balance at beginning of year	R (214)	R 413
Remeasurement of gold hedging contracts	(3,197)	(627)
Unrealised gain/(loss) on gold hedging contracts	(5,211)	(351)
Unrealised losses reclassified to profit or loss as a result of discontinuance of hedge accounting	235	0
Released to revenue on maturity of the gold hedging contracts	1,397	(453)
Foreign exchange translation	(37)	0
Deferred tax thereon	419	177
Attributable to non-controlling interest	16	0
Balance at end of year	(3,395)	(214)
Rand Gold Hedging Contracts
Changes In hedge reserve
Balance at beginning of year	(165)
Balance at end of year	(3,053)	(165)
US$ Gold Hedging Contracts
Changes In hedge reserve
Balance at beginning of year	(49)
Balance at end of year	R (342)	R (49)